                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                   June 30, 2000
                                                                 -------------

Check here if Amendment  [  ]               Amendment  Number: ----
   This Amendment (Check only one.):        [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Intermarket Corp.
Address: 667 Madison Avenue
         New York, New York  10021

Form 13F File Number: The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David B. Forer
Title:  Managing Director
Phone:  (212) 593-1550

Signature, Place, and Date of Signing:

/s/ David B. Forer                       New York, New York     August 14, 2000
------------------------------------     ------------------     ---------------
[Signature]                              [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings I are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      11

Form 13F Information Table Value Total:      $42,768,591.91

List of Other Included Managers:             NONE


------------------------------------------------------------------------------------------------------------------------------------

Form 13F
Quarter ended 6/30/00





                                                                                                    Column 6
                                                                                                    Investment            Column 8
Column 1                                  Column 2       Column 3     Column 4           Column 5   Discretion Column 7   Voting
Name of Issuer                            Title of Class CUSIP Number Fair Market Value  Shares     (a) Sole   Managers   (a) Sole
------------------------------------------------------------------------------------------------------------------------------------

City Investing Company Liquidating Trust  UNIT BEN INT.  177900107       189,632.40        148,000  X                     X
Darling International Inc.                COM.           237266101     2,233,130.00      1,786,504  X                     X
Hvide Marine Warrants                     WTS.           44851M125       196,788.00         33,856  X                     X
Kasper ASL                                COM.           485808109       510,530.00        204,212  X                     X
MFN Financial Corporation                 COM.           55272N104     5,781,426.75        934,372  X                     X
Morrison Knudsen                          COM.           61844A109       458,272.50         63,210  X                     X
Rite Aid Corp. (Short)                    COM.           767754104    -2,823,843.75       -430,300  X                     X
Rite Aid Corp.                            COM.           747754104     2,635,250.63        401,562  X                     X
TransTexas Gas Corp.                      COM.           893895201        21,876.25          4,070  X                     X
Trans World Entertainment Corp.           COM.           89336Q100    27,271,925.88      2,249,231  X                     X
Wellsford Real Properties Inc.            COM.           919904102     6,293,603.25        416,106  X                     X

                                                                      42,768,591.91

------------------------------------------------------------------------------------------------------------------------------------
